Commitments and contingencies (Detail) € in Millions, £ in Millions	6 Months Ended
	Jun. 30, 2022 EUR (€)	Jun. 30, 2022 GBP (£)
Commitments and contingencies.
Possible fines, Percent	4.00%	4.00%
Possible fines, Amount	€ 20	£ 17.5